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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 1, 2014

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company of Connecticut (the "Registrant")
     MetLife of CT Separate Account QPN for Variable Annuities
     Unallocated Group Variable Annuity
     File No. 333-156867
     Rule 497(j) Certification
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Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Trina Sandoval
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Trina Sandoval
Corporate Counsel
Metropolitan Life Insurance Company